Plant and equipment, net - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Plant and equipment
Depreciation	$ 900,000	$ 400,000	$ 1,780,000	$ 1,389,000	$ 3,300,000	$ 2,100,000
Impairment of assets held for sale			$ 0	$ 1,543,000	1,591,000	0
ElectraMeccanica Vehicles Corp
Plant and equipment
Depreciation					2,072,363	4,938,545
Cash proceeds received from disposal of plant and equipment					297,543
Impairment of assets held for sale					1,534,410
Impairment loss						0
Other income (expense) | ElectraMeccanica Vehicles Corp
Plant and equipment
Loss on disposal of plant and equipment					1,063,425
Cash proceeds received from disposal of plant and equipment					112,757
Production tooling and molds | ElectraMeccanica Vehicles Corp
Plant and equipment
Production tooling was transferred to equipment upon completion of the asset					0	1,498,130
Cost of plant and equipment written off						8,112,133
Accumulated depreciation of plant and equipment written off						6,294,544
Impairment loss						0
Furniture and equipment | ElectraMeccanica Vehicles Corp
Plant and equipment
Net book value of plant and equipment disposed					153,482
Leasehold improvements | ElectraMeccanica Vehicles Corp
Plant and equipment
Net book value of plant and equipment disposed					978,230
Impairment loss					0
Computer hardware | ElectraMeccanica Vehicles Corp
Plant and equipment
Net book value of plant and equipment disposed					42,599
Company vehicles | ElectraMeccanica Vehicles Corp
Plant and equipment
Net book value of plant and equipment disposed					1,871
Impairment loss					395,000	2,001,930
Furniture and equipment ,computer hardware and software | ElectraMeccanica Vehicles Corp
Plant and equipment
Impairment of assets held for sale					$ 1,534,410	$ 0